Related-party transactions (Details 3) $ in Millions		6 Months Ended
		Jun. 30, 2023 USD ($) Number	Jun. 30, 2022 USD ($) Number
IfrsStatementLineItems [Line Items]
Wages and short-term benefits		$ 1.4	$ 1.3
Social security and other employee-related taxes		0.4	0.4
Post-employment benefits (pension plan)		0.1	0.2
Benefits due to termination of tenure		0.5	0.1
Total compensation recognized in the statement of income		2.4	2.0
Total compensation paid	[1]	$ 5.2	$ 4.1
Average number of members in the period | Number		20.00	20.00
Average number of paid members in the period | Number		14.67	11.83
Officers [Member]
IfrsStatementLineItems [Line Items]
Wages and short-term benefits		$ 1.4	$ 1.3
Social security and other employee-related taxes		0.4	0.4
Post-employment benefits (pension plan)		0.1	0.2
Benefits due to termination of tenure		0.5	0.1
Total compensation recognized in the statement of income		2.4	2.0
Total compensation paid	[1]	$ 5.2	$ 4.1
Average number of members in the period | Number		9.00	9.00
Average number of paid members in the period | Number		9.00	9.00
Board Members [Member]
IfrsStatementLineItems [Line Items]
Average number of members in the period | Number		11.00	11.00
Average number of paid members in the period | Number		5.67	2.83

[1]	It includes Variable Compensation Program (PPP) for Executive Officers.